FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2021	2020
Corporate borrowings	$2,719	$3,158
Non-recourse borrowings	26,534	20,020
Subsidiary and corporate borrowings	29,253	23,178
Preferred shares	20	20
Cash and cash equivalents(1)	(1,924)	(1,393)
Consolidated net debt	27,349	21,805
Total partnership capital	26,391	21,673
Total capital and consolidated net debt	$53,740	$43,478
Consolidated net debt to capitalization ratio	51%	50%

(1)Includes current marketable securities.

Disclosure of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2021	2020
Corporate cash and financial assets	$683	$464
Availability under committed credit facilities(2)	3,475	3,475
Commercial paper	(431)	—
Draws on credit facility	—	(1,131)
Deposit from parent	—	(545)
Commitments under credit facility	(12)	(63)
Corporate liquidity	$3,715	$2,200

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $1.975 billion committed corporate credit facility, a $500 million credit facility with Brookfield and an incremental $1.0 billion syndicated revolving credit facility. Refer to Note 19, Borrowings, for further details.

Disclosure of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2021
US$ MILLIONS
Accounts payable and other liabilities	$2,980	$46	$47	$319	$3,392
Corporate borrowings	431	—	554	1,754	2,739
Non-recourse borrowings(1)	2,599	2,797	11,335	9,778	26,509
Financial liabilities	1,510	101	122	1,507	3,240
Lease liabilities	459	437	1,169	2,859	4,924

Interest Expense:
Corporate borrowings(2)	96	96	229	837	1,258
Non-recourse borrowings	1,046	968	2,199	2,951	7,164

(1)As of December 31, 2021, approximately $145 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
(2)Interest expense on Corporate borrowings include undiscounted interest obligations on $250 million of subordinated notes maturing May 24, 2081, with a coupon of 5.0%

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2020
US$ MILLIONS
Accounts payable and other liabilities	$2,346	$27	$71	$301	$2,745
Corporate borrowings	—	—	1,681	1,492	3,173
Non-recourse borrowings	1,052	881	8,336	9,908	20,177
Financial liabilities	696	1,138	350	1,190	3,374
Lease liabilities	279	247	647	3,685	4,858

Interest Expense:
Corporate borrowings	72	72	163	170	477
Non-recourse borrowings	853	811	1,970	2,592	6,226

Disclosure of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 10 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 10 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 10 basis points would have had the following impact, assuming all other variables were held constant:

	2021		2020		2019
US$ MILLIONS	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase	10 bp decrease	10 bp increase
Net income	$1	$(1)	$1	$(1)	$1	$(1)
Other comprehensive income (loss)	(1)	1	(1)	1	(2)	2
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership(1)
	2021		2020		2019
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$9	$(9)	$4	$(4)	$4	$(4)
USD/EUR	1	(1)	2	(2)	—	—
USD/GBP	11	(11)	5	(5)	7	(7)
USD/CLP	(1)	1	(1)	1	—	—
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	18	(18)	15	(15)	18	(18)
USD/CAD	13	(13)	4	(4)	1	(1)
USD/INR	—	—	(3)	3	(2)	2
USD/NZD	—	—	(1)	1	—	—

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.

	Impact on Partnership Capital
	2021		2020
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$32	$(32)	$70	$(70)
USD/EUR	—	—	14	(14)
USD/GBP	27	(27)	105	(105)
USD/CLP	—	—	(5)	5
USD/COP	6	(6)	8	(8)
USD/BRL	154	(154)	158	(158)
USD/CAD	69	(69)	1	(1)
USD/PEN	10	(10)	10	(10)
USD/INR	49	(49)	58	(58)

Disclosure of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2021 and 2020:

2021
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$1,446	$394	$582	$772	$775	$67	$216	$98	$463	$83	$4,896
Non-current assets	13,142	3,688	8,831	5,848	22,576	1,272	1,061	1,132	10,836	679	69,065
	$14,588	$4,082	$9,413	$6,620	$23,351	$1,339	$1,277	$1,230	$11,299	$762	$73,961
Liabilities:
Current liabilities	$2,247	$462	$792	$1,307	$2,670	$40	$161	$17	$857	$108	$8,661
Non-current liabilities	9,292	1,656	5,228	2,931	11,531	154	522	561	6,876	158	38,909
	11,539	2,118	6,020	4,238	14,201	194	683	578	7,733	266	47,570
Non-controlling interest—in operating subsidiaries and preferred unitholders	4,894	518	749	825	6,348	132	512	541	2,277	—	16,796
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(463)	363	664	391	703	254	21	28	323	124	2,408
Non-controlling interest—BIPC exchangeable shares	(264)	206	377	222	400	145	12	16	184	71	1,369
Non-controlling interest—Exchangeable units(1)	(16)	13	23	14	25	9	1	1	11	4	85
Net investment attributable to limited partners and general partner	$(1,102)	$864	$1,580	$930	$1,674	$605	$48	$66	$771	$297	$5,733

2020
US$ MILLIONS	USD	AUD	GBP	BRL	CLP	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$805	$314	$471	$420	$126	$492	$145	$216	$105	$573	$44	$3,711
Non-current assets	14,313	4,042	8,939	5,210	834	9,334	903	1,256	1,247	10,979	563	57,620
	$15,118	$4,356	$9,410	$5,630	$960	$9,826	$1,048	$1,472	$1,352	$11,552	$607	$61,331
Liabilities:
Current liabilities	$1,875	$446	$877	$214	$125	$602	$24	$246	$438	$620	$57	$5,524
Non-current liabilities	10,887	1,842	4,939	2,970	1,148	4,994	118	478	212	6,389	157	34,134
	12,762	2,288	5,816	3,184	1,273	5,596	142	724	650	7,009	214	39,658
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,186	488	726	871	(335)	4,020	—	636	591	2,901	—	15,084
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(725)	405	734	403	6	54	232	29	28	420	101	1,687
Non-controlling interest—BIPC exchangeable shares	(275)	153	278	153	2	20	88	11	11	159	38	638
Non-controlling interest—Exchange LP	(5)	3	5	3	—	—	2	—	—	3	1	12
Net investment attributable to limited partners and general partner	$(1,825)	$1,019	$1,851	$1,016	$14	$136	$584	$72	$72	$1,060	$253	$4,252

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations (after considering the impact of foreign exchange derivative contracts).

	Impact on Net Income to the Partnership(1)
	2021		2020		2019
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$9	$(9)	$4	$(4)	$4	$(4)
USD/EUR	1	(1)	2	(2)	—	—
USD/GBP	11	(11)	5	(5)	7	(7)
USD/CLP	(1)	1	(1)	1	—	—
USD/COP	1	(1)	1	(1)	1	(1)
USD/BRL	18	(18)	15	(15)	18	(18)
USD/CAD	13	(13)	4	(4)	1	(1)
USD/INR	—	—	(3)	3	(2)	2
USD/NZD	—	—	(1)	1	—	—

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.

	Impact on Partnership Capital
	2021		2020
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$32	$(32)	$70	$(70)
USD/EUR	—	—	14	(14)
USD/GBP	27	(27)	105	(105)
USD/CLP	—	—	(5)	5
USD/COP	6	(6)	8	(8)
USD/BRL	154	(154)	158	(158)
USD/CAD	69	(69)	1	(1)
USD/PEN	10	(10)	10	(10)
USD/INR	49	(49)	58	(58)